Selected cash flow information - Schedule of Changes in Non-Cash Operating Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Cash Flow Information [Abstract]
Trade receivables	$ (11.2)	$ (12.4)	$ (4.6)
Inventories	62.0	27.2	(49.9)
Other current assets	(2.1)	2.8	(9.4)
Accounts payable and accrued liabilities	(20.8)	(9.5)	(16.8)
Provisions	(6.7)	5.2	9.0
Other	11.4	(2.8)	(3.7)
Change in non-cash operating items	$ 32.6	$ 10.5	$ (75.4)